Other Payables and Accrued Expenses (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Other Payables and Accrued Expenses [Abstract]
Business and other tax payable		¥ 59,919	¥ 35,358
Refundable deposits from employees and agents		23,472	13,239
Professional fees		45,745	18,553
Accrued expenses to third parties	[1]	79,847	42,622
Payables for addition of office equipment, furniture and fixtures		8,618	8,618
Advance from third parties		47,534	35,808
Insurance compensation claim payable to customers		875	823
Payable for equity acquisition of investment in affiliates/additional equity interest in subsidiaries			38,495
Contributions from members of eHuzhu mutual aid program		25,605	8,995
Others		22,436	11,051
Total		¥ 314,051	¥ 213,562

[1]	As of December 31, 2015, included in accrued expenses to third parties represented an amount of RMB19,500 payable to Chengdu Puyi Bohui Information Technology Co., Ltd, the shareholder of Fanhua Puyi Fund Sales Co. Ltd. ("Puyi Fund Sales") for marketing activities. The amount was settled in 2016. The Group beneficially owns 15.4% equity interests in Puyi Fund Sales. Other than the amount payable to Puyi Fund Sales, the remaining balance mainly represented the accrued commission payable to the agents.